Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-89.84%(a)(b)
Aerospace & Defense-1.62%
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.20%	05/30/2025	$44,985	$44,993,263
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.20%	06/09/2023	38,156	38,217,878
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.20%	08/22/2024	1,990	1,991,117
				85,202,258
Air Transport-0.81%
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.47%	01/15/2025	42,562	42,796,030
Automotive-1.40%
Panther BF Aggregator 2 L.P., Term Loan B (Canada) (1 mo. USD LIBOR + 3.50%)	5.20%	04/30/2026	73,506	73,597,960
Building & Development-2.46%
DTZ U.S. Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	08/21/2025	47,003	47,169,197
Pisces Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.51%	04/12/2025	41,942	41,522,517
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	11/15/2023	40,914	40,965,560
				129,657,274
Business Equipment & Services-12.62%
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.20%	08/04/2025	52,133	52,638,281
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	4.70%	08/04/2022	33,531	33,628,688
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.70%	11/03/2023	54,794	54,909,308
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	4.70%	11/03/2024	29,101	29,164,113
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.24%	06/21/2024	46,411	45,540,343
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	03/01/2024	69,736	69,818,799
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	6.70%	02/06/2026	41,922	42,196,999
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.91%	11/01/2023	38,428	38,464,375
Prime Security Services Borrower, LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.03%	09/23/2026	44,840	44,433,952
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.70%	11/08/2024	37,521	37,580,899
Refinitiv US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	10/01/2025	90,326	90,990,668
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/01/2024	48,079	48,194,127
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (Luxembourg) (1 mo. USD LIBOR + 5.00%)	7.11%	05/30/2026	46,402	42,528,589
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.93%	10/10/2024	42,843	34,850,046
				664,939,187
Cable & Satellite Television-6.13%
Charter Communications Operating, LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	3.45%	02/01/2027	84,980	85,469,691
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.02%	07/17/2025	50,225	50,186,476
Numericable-SFR S.A.
Term Loan B-12 (France) (1 mo. USD LIBOR + 3.69%)	5.45%	01/31/2026	20,611	20,417,719
Term Loan B-13 (France) (1 mo. USD LIBOR + 4.00%)	5.77%	08/14/2026	38,366	38,185,587
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.02%	08/15/2026	25,950	25,978,026
Virgin Media Bristol LLC, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.27%	01/31/2028	33,428	33,483,851
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.95%	08/18/2023	36,619	35,685,521
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.27%	04/15/2025	33,304	33,293,877
				322,700,748
Chemicals & Plastics-2.71%
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.85%	06/01/2024	38,208	38,286,632
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.60%	10/01/2025	35,491	35,623,963
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.01%	10/01/2025	69,367	68,846,683
				142,757,278
Containers & Glass Products-2.17%
Berry Global, Inc., Term Loan U (1 mo. USD LIBOR + 2.50%)	4.26%	07/01/2026	71,931	72,321,149
Reynolds Group Issuer, Inc./LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	02/05/2023	41,748	41,865,492
				114,186,641
Drugs-5.18%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.25%	05/04/2025	42,781	33,246,711
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.00%	04/29/2024	55,313	51,157,297
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.74%	11/15/2027	71,415	71,924,895

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-(continued)
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	08/18/2022	$51,131	$51,253,345
Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	4.77%	06/02/2025	64,796	65,150,790
				272,733,038
Ecological Services & Equipment-0.85%
GFL Environmental, Inc., Incremental Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	4.70%	05/30/2025	44,930	44,508,789
Electronics & Electrical-11.76%
Boxer Parent Co., Inc., Term Loan (c)	0.00%	10/02/2025	55,521	53,543,113
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	04/06/2026	45,634	45,424,905
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	3.48%	03/13/2024	29,250	29,364,221
Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.71%	09/12/2025	90,844	91,468,579
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024	57,724	56,569,869
Infor (US), Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	4.69%	02/01/2022	10,000	10,030,550
MA Finance Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.20%	06/21/2024	5,239	5,218,406
McAfee, LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	09/30/2024	53,704	53,821,331
Micro Holding, L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	09/13/2024	41,561	41,495,733
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	06/21/2024	35,376	35,238,329
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025	21,631	21,804,657
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025	14,089	14,201,510
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	05/04/2026	37,725	37,952,503
Western Digital Corp.
Term Loan A-1 (1 mo. USD LIBOR + 1.50%)	3.28%	02/27/2023	61,920	61,858,215
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.53%	04/29/2023	61,728	61,711,858
				619,703,779
Financial Intermediaries-1.37%
RPI Finance Trust, Term Loan B-6 (1 mo. USD LIBOR + 2.00%)	3.70%	03/27/2023	71,918	72,407,101
Food Service-3.00%
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 3.25%)	5.22%	02/05/2025	40,568	40,631,748
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.45%	11/19/2026	82,858	82,941,269
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.54%	06/27/2023	34,286	34,388,629
				157,961,646
Health Care-8.58%
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.40%	02/11/2026	66,257	66,306,585
DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	08/12/2026	25,900	26,069,904
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/10/2025	92,144	72,836,912
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.50%	07/02/2025	40,879	41,096,582
LifePoint Health, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	11/16/2025	60,004	60,411,951
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.85%	06/07/2023	44,046	42,262,424
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.31%	06/30/2025	36,876	36,461,257
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 4.25%)	6.35%	07/23/2026	18,062	18,151,099
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	02/06/2024	45,495	32,429,534
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/27/2025	55,764	55,959,409
				451,985,657
Insurance-2.48%
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	04/25/2025	53,795	53,136,698
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	12/31/2025	37,526	36,936,237
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.10%	05/16/2024	40,960	40,516,606
				130,589,541
Leisure Goods, Activities & Movies-2.91%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.20%	02/01/2024	49,640	49,432,895
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.95%	02/28/2025	43,949	43,860,766
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.05%	04/29/2026	12,000	12,073,140
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	4.68%	05/16/2025	48,839	48,127,002
				153,493,803

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos-5.31%
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	12/23/2024	$79,498	$79,020,647
Golden Nugget, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	4.68%	10/04/2023	26,461	26,491,575
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.46%	06/22/2026	43,990	44,253,861
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.45%	08/14/2024	58,057	57,883,559
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.60%	07/10/2025	51,666	51,947,679
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.72%	12/20/2024	20,195	20,283,353
				279,880,674
Oil & Gas-1.89%
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.66%	09/30/2024	44,326	44,357,279
Hercules Merger Sub LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.53%	10/16/2026	21,000	21,194,985
McDermott Technology (Americas), Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/09/2025	35,277	17,317,736
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.10%	02/21/2021	40,859	16,661,837
				99,531,837
Publishing-0.69%
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.76%	10/04/2023	36,396	36,343,990
Radio & Television-2.99%
Diamond Sports Holdings, LLC., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	08/24/2026	57,028	56,974,734
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.78%	05/01/2026	40,373	40,684,049
Nexstar Broadcasting, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.45%	09/18/2026	29,863	30,025,007
Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	03/15/2024	30,403	29,825,642
				157,509,432
Retailers (except Food & Drug)-3.77%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	09/25/2024	69,226	68,187,856
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	08/18/2023	11,935	11,702,175
Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	01/30/2023	38,955	37,020,766
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.18%	01/26/2023	37,222	29,622,537
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.77%	03/11/2022	53,088	51,805,199
				198,338,533
Telecommunications-8.17%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.02%	12/15/2024	47,945	45,883,295
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	01/31/2025	94,137	94,241,722
Level 3 Financing, Inc., Term Loan B (c)	0.00%	03/01/2027	77,676	53,748,330
Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.90%	11/03/2023	46,245	43,534,934
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	02/01/2024	48,708	48,466,956
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/11/2025	38,978	39,030,999
Sprint Communications, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	02/02/2024	65,903	65,326,158
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.61%	11/17/2023	40,228	40,323,279
				430,555,673
Utilities-0.97%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/01/2025	51,269	51,338,528
Total Variable Rate Senior Loan Interests (Cost $4,798,406,195)				4,732,719,397
U.S. Dollar Denominated Bonds & Notes-2.53%
Aerospace & Defense-0.29%
TransDigm, Inc.(d)	6.25%	03/15/2026	14,081	15,145,862
Commercial Services & Supplies-0.22%
Prime Security Services Borrower, LLC/Prime Finance, Inc.(d)	5.75%	04/15/2026	11,160	11,677,757
Diversified Telecommunication Services-0.16%
CommScope, Inc.(d)	6.00%	03/01/2026	8,250	8,657,352
Hotels, Restaurants & Leisure-0.18%
Scientific Games International, Inc.(d)	5.00%	10/15/2025	8,900	9,318,567

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products-0.27%
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020	$11,145	$11,172,043
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(d)(e)	5.50%	07/15/2021	3,000	3,014,250
				14,186,293
Media-0.96%
Univision Communications, Inc.(d)	6.75%	09/15/2022	1,874	1,902,695
Univision Communications, Inc.(d)	5.13%	05/15/2023	34,598	34,208,772
Virgin Media Secured Finance PLC (United Kingdom)(d)	5.50%	08/15/2026	5,000	5,267,762
Ziggo B.V. (Netherlands)(d)	5.50%	01/15/2027	8,650	9,178,710
				50,557,939
Technology Hardware, Storage & Peripherals-0.45%
Dell International LLC/EMC Corp.(d)	5.45%	06/15/2023	21,793	23,631,002
Total U.S. Dollar Denominated Bonds & Notes (Cost $129,095,619)				133,174,772
			Shares
Money Market Funds-13.65%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(f) (Cost $719,128,307)			719,128,307	719,128,307
TOTAL INVESTMENTS IN SECURITIES-106.02% (Cost $5,646,630,121)				5,585,022,476
OTHER ASSETS LESS LIABILITIES-(6.02)%				(317,186,505)
NET ASSETS-100.00%				$5,267,835,971

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $122,002,729, which represented 2.32% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$4,732,719,397	$-	$4,732,719,397
U.S. Dollar Denominated Bonds & Notes	-	133,174,772	-	133,174,772
Money Market Funds	719,128,307	-	-	719,128,307
Total Investments	$719,128,307	$4,865,894,169	$-	$5,585,022,476